Loans Receivable (Details)							12 Months Ended
	Aug. 01, 2023 USD ($)	Aug. 01, 2023 CNY (¥)	May 01, 2023 USD ($)	May 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrower A [Member]
Loans Receivable [Line Items]
Loans amount								$ 1,890,000
Collected amount								300,000
Borrower B [Member]
Loans Receivable [Line Items]
Loans amount								$ 200,000
Collected amount							$ 150,000
Borrower E [Member]
Loans Receivable [Line Items]
Loans amount							$ 200,000
Borrower C [Member]
Loans Receivable [Line Items]
Loans amount			$ 281,694	¥ 2,000,000	$ 267,609	¥ 1,900,000
Total amount	$ 281,694	¥ 2,000,000